Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Total cash outflow	$ 25,422	$ 27,368
Interest on lease liabilities	$ 4,254	$ 5,181